Income Tax	9 Months Ended
Jun. 30, 2026
Disclosure of income tax [abstract]
Income Tax

17. INCOME TAX

The Company determined the reporting period's income tax expense based on an estimate of the annual effective income tax rate in the respective countries applied to the pre-tax result before the tax effect of any discrete items of this reporting period. The components of income tax expense are as follows:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Current income taxes	(47,802)	(29,362)	(107,219)	(85,387)
Deferred income taxes	(2,657)	(21,089)	(1,629)	(28,795)
Income tax expense	(50,459)	(50,451)	(108,848)	(114,182)